Earnings per share and dividends per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to ZTO Express (Cayman) Inc.	$ 637,485	¥ 4,383,025	¥ 3,159,663	¥ 2,053,855
Change in redemption value for redeemable preferred shares | ¥				(133,568)
Earnings attributable to participating securities-basic | ¥				(71,819)
Earnings attributable to participating securities-diluted | ¥				(71,819)
Net income attributable to ordinary shareholders in computing basic and diluted earnings per share | ¥		4,383,025	3,159,663	1,848,468
Net income attributable to ordinary shareholders in computing basic and diluted earnings per share | ¥		¥ 4,383,025	¥ 3,159,663	¥ 1,848,468
Shares (Denominator):
Weight average ordinary shares outstanding-basic | shares	751,814,077	751,814,077	717,138,526	634,581,307
Shares for option | shares	19,376	19,376	49,054
Shares for Ordinary Share Units and restricted share units | shares	839,503	839,503	411,982
Weight average ordinary shares outstanding-diluted | shares	752,672,956	752,672,956	717,599,562	634,581,307
Earnings per share-basic | (per share)	$ 0.85	¥ 5.83	¥ 4.41	¥ 2.91
Earnings per share-diluted | (per share)	$ 0.85	¥ 5.82	¥ 4.40	¥ 2.91
Zto Es Holding Limited ("ZTO ES")
Shares (Denominator):
Anti-dilutive securities excluded from the calculation of diluted net loss per share | shares	9,682,255	9,682,255	10,841,836	10,841,836